Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 Investment	Apr. 01, 2018
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	$ 5,400,000	$ 43,900,000	$ 76,300,000
Tax Adjustments, Settlements, and Unusual Provisions	0	163,200,000	0
Net taxes payable	163,500,000	224,000,000.0
Provision for income taxes	1,468,600,000	1,180,300,000	542,600,000
Deferred tax assets valuation allowance	0	0
Interest and Penalties
Income Taxes [Line Items]
Provision for income taxes	0	9,900,000	0
ARX Holding Corp. | Lower Limit
Income Taxes [Line Items]
Equity interest percentage					80.00%
Alternative Energy
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Investment, Amount	0	38,100,000	$ 71,000,000.0
Number of Investments | Investment				3
Tax Adjustments, Settlements, and Unusual Provisions		163,200,000
Net taxes payable		252,000,000.0
Net deferred income taxes		88,800,000
Provision for income taxes		100,000,000.0
Protective Deposits		$ 152,100,000
Alternative Energy | Tax Year 2016
Income Taxes [Line Items]
Protective Deposits	48,800,000
Alternative Energy | Other Assets
Income Taxes [Line Items]
Protective Deposits	$ 103,300,000